UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F

			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here is Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
				                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Southfield Investment Management
Address:		55 Old Field Point Road
			Greenwich, CT  06830

13F File Number: 028-12639

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required itmes, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		  John Kim
Title:		Managing Director
Phone:		203-302-3870

Signature,      Place,                  and Date of Signing:

John Kim   Stamford, Connecticut   February 14, 2010

Report Type (Check only one.):

[X]	  13F HOLDINGS REPORT.

[ ]	  13F NOTICE.

[ ] 	13F COMBINATION REPORT

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		    0

Form 13F Information Table Entry Total:		35

Form 13F Information Table Value Total:		$133806
                              (x 1000)

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List of Other Included Managers:
 No.	Form 13F File Number	          Name

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

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AON CORP		       COM		037389103    10835   235485 SH	     Sole				      235485
APPLE COMPUTER  	       COM	        037833100     8536    26463 SH	     Sole				       26463
BERKSHIRE HATHAWAY INC CL A    COM	        084670108     1807	 15 SH	     Sole				          15
BERKSHIRE HATHAWAY INC CL B    COM	        084670207     1670    20850 SH	     Sole				       20850
BOTTOMLINE TECHNOLOGIES	       COM	        101388106      611    28145 SH	     Sole				       28145
BP PLC SPON ADR		       COM		055622104     5515   124850 SH       Sole                                     124850
CH ROBINSON WORLDWIDE INC      COM	        12541W209      477     5950 SH	     Sole				        5950
CHARLES SCHWAB CORP	       COM              808513105     3512   205265 SH       Sole                                     205265
COPART INC 		       COM	        217204106      388    10400 SH	     Sole				       10400
CVS CAREMARK CORPORATION       COM              126650100     9110   262005 SH       Sole                                     262005
FASTENAL CO.  		       COM	        311900104      803    13398 SH	     Sole				       13398
FIDELITY NATL INFORMATION SV   COM	        31620m106     4593   167680 SH	     Sole			              167680
FIRST PACTRUST BANCORP, INC    COM              33589V101      133    10000 SH	     Sole				       10000
HEALTH NET INC 	 	       COM	        42222G108     4120   150955 SH	     Sole				      150955
HENRY SCHEIN   		       COM	        806407102     4252    69255 SH	     Sole				       69255
JOHNSON & JOHNSON	       COM	        478160104     1461    23628 SH	     Sole				       23628
KRAFT FOODS INC		       COM		50075N104     8289   263067 SH       Sole                                     263067
LKQ CORPORATION		       COM	        501889208      507    22320 SH	     Sole				       22320
MCDONALDS CORPORATIONS 	       COM	        580135101     3643    47455 SH	     Sole				       47455
MEAD JOHNSON NUTRITION         COM              582839106     3420    54935 SH       Sole                                      54935
MEDNAX INC		       COM		58502B106     4923    73161 SH       Sole                                      73161
MICROSOFT CORP 		       COM	        594918104     6200   222135 SH	     Sole				      222135
NESTLE SA 	               SPONSORED ADR	641069406     1592    27095 SH	     Sole				       27095
NEWS CORP - CL A	       COM		65248E104     4280   293970 SH       Sole	 			      293970
O'REILLY AUTOMOTIVE INC        COM              67103H107     3574    59160 SH       Sole                                      59160
ORACLE CORP  	               COM	        68389x105     6668   213045 SH	     Sole				      213045
PEPSICO INC.   	               COM	        713448108     7220   110510 SH	     Sole				      110510
PETSMART INC   	               COM	        716768106     4146   104110 SH	     Sole				      104110
PFIZER  	               COM	        717081103      228    13024 SH	     Sole				       13024
ROBERT HALF, INC. 	       COM	        770323103      257     8400 SH	     Sole				        8400
SEI INVESTMENTS CO  	       COM	        784117103      451    18960 SH	     Sole				       18960
SENSATA TECHNOLOGIES HOLDING   COM              N7902X106     1213    40280 SH       Sole                                      40280
SPDR GOLD TRUST  	       GOLD SHS	        78463v107     6518    46984 SH	     Sole				       46984
THERMO FISHER SCIENTIFIC       COM	        883556102     9446   170635 SH	     Sole				      170635
UNION PACIFIC CORP             COM		907818108     3410    36800 SH	     Sole				       36800





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